BALANCE SHEETS - USD ($)	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 9,935,000			$ 135,173,000				$ 8,427,000
Restricted cash	1,289,000			460,000				860,000
Prepaid expenses and other current assets	3,777,000			152,000				133,000
Total current assets	189,148,000			135,785,000				9,420,000
Property and equipment, net	12,031,000			11,407,000				10,021,000
Other assets	3,945,000			436,000				26,000
Total assets	205,124,000			147,628,000				19,467,000
Current liabilities:
Accounts payable	2,576,000			2,483,000				1,141,000
Accrued liabilities	2,582,000			2,411,000				1,564,000
Deferred rent, current portion				28,000				19,000
Term loan, current portion	1,250,000			387,000				400,000
Deferred revenue from related party, current portion	6,199,000			4,989,000
Total current liabilities	12,607,000			10,298,000				3,124,000
Deferred rent, net of current portion	434,000			242,000				295,000
Term loan, net of current portion	3,750,000			73,000				460,000
Deferred revenue, net of current portion	17,684,000			21,736,000
Total liabilities	34,475,000			32,349,000				3,879,000
Commitments and contingencies (Note 7)
Redeemable preferred stock:
Total redeemable preferred stock				162,223,000				40,000,000
Stockholders' equity (deficit):
Common stock, par value of $0.001 per share; 158,745,671 and 84,045,455 shares authorized at December 31, 2018 and 2017, respectively, 1,374,812 and 1,369,212 shares issued and outstanding at December 31, 2018 and 2017, respectively	23,000			1,000				11,000
Additional paid-in capital	240,791,000			352,000				75,000
Accumulated deficit	(70,107,000)			(47,297,000)				(24,498,000)
Total stockholders' equity (deficit)	170,649,000	$ 178,595,000	$ (52,712,000)	(46,944,000)	$ (40,212,000)	$ (34,592,000)	$ (29,385,000)	(24,413,000)	$ (9,018,000)
Total liabilities, preferred stock and stockholders' equity (deficit)	$ 205,124,000			147,628,000				19,467,000
Series A Preferred Stock
Redeemable preferred stock:
Total redeemable preferred stock				71,000,000				$ 40,000,000
Series B Preferred Stock
Redeemable preferred stock:
Total redeemable preferred stock				$ 91,223,000